Share Based Compensation - Summary of Assumptions used in Determining Fair Value of Share Options Grant (Detail)	12 Months Ended
Aug. 31, 2018 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected dividend yield	0.00%
Risk-free interest rate, minimum	1.84%
Risk-free interest rate, maximum	2.35%
Expected volatility, minimum	42.00%
Expected volatility, maximum	51.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life	2 years
Exercise multiples	$ 2.20
Fair value of underlying ordinary shares (US$/share)	$ 9.29
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life	10 years
Exercise multiples	$ 2.80
Fair value of underlying ordinary shares (US$/share)	$ 12.25